Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies (Textual)
Value added tax percentage	25.00%
Value added tax paid to Danish and EU vendors	25.00%
Share exchange agreement acquisition percentage	97.00%
Business acquisition equity ownership, percentage	100.00%
Share exchange agreement shares held by consenting shareholders of company	3,879,624
Share exchange agreement shares issued to parent company	5,814,947
Share exchange agreement number of share cancellation	4,400,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Exchanged shares of parent's common stock	6,000,000
Share exchange agreement, aggregate amount of common stock shares	185,053